CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	100,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common units, no par value		$ 0	$ 0
Common units authorized		247,680,095	237,180,095
Common units issued		79,300,658	79,245,283
Common units outstanding	233,316,116	79,300,658	79,245,283
Convertible preferred stock
Convertible preferred units, par value		$ 0	$ 0
Preferred units, authorized		128,293,508	128,293,508
Preferred units, issued		128,293,508	128,293,508
Preferred units, outstanding		128,293,508	128,293,508
Class A Common Stock
Common units par value	$ 0.0001
Common stock, shares authorized	2,500,000,000
Common stock, shares issued	28,265,084
Common stock, shares outstanding	28,265,084
Class B Common Stock
Common units par value	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Class C common stock
Common units par value	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	74,135,230
Common stock, shares outstanding	74,135,230
Class C common stock | OneStream, Inc
Common units par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		1,000
Common stock, shares outstanding		1,000	1,000
Common units authorized		1,000	1,000
Common units issued		1,000	1,000
Common units outstanding		1,000	1,000
Class D Common Stock
Common units par value	$ 0.0001
Common stock, shares authorized	600,000,000
Common stock, shares issued	132,081,358
Common stock, shares outstanding	132,081,358